Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of changes in equity [abstract]
Hyperinflation adjustment	€ 247	€ 235